Income Taxes - Effective income tax rate reconciliation (Details) - USD ($)	2 Months Ended	3 Months Ended				6 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2018	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 19, 2018	Dec. 31, 2020	Dec. 31, 2019
Income tax expense differs from the amount that would have resulted from applying the federal statutory rate of 21% to pretax income from operations
Income tax at federal statutory rate	$ (483)									$ (1,748,979)
Income Tax Payable: Change in valuation allowance	483									3,213,066
Income Tax Expense (Benefit), Total	$ 0			$ 12,573				$ 12,573		11,434
TOI Parent Inc.
Income tax expense differs from the amount that would have resulted from applying the federal statutory rate of 21% to pretax income from operations
Income tax at federal statutory rate					$ (246,014)				$ 1,266,764	(3,110,753)	$ (554,131)
Income not subject to corporate level tax					(30,292)				(1,266,764)
State tax, net federal benefit					238,489				90,605	(982,329)	(69,370)
Transaction costs					668,779
Adjustment to deferred taxes											138,648
Change in tax status					187,779
Income Tax Payable: Change in valuation allowance										3,596,998	1,854,006
Income Tax Payable: Other					3,399					3,261	14,115
Income Tax Expense (Benefit), Total		$ 798,504		$ (23,190)	$ 822,140		$ 1,796,123	$ (298,102)	$ 90,605	$ (492,823)	$ 1,383,268
Federal statutory rate			21.00%		21.00%	21.00%			21.00%	21.00%	21.00%